SUMMARY OF DEPRECIATION AND AMORTIZATION (Details)	9 Months Ended
Sep. 30, 2022
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	10.00%